Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 551,402		$ 523,260
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	523,260
Dividends paid			271,733
Purchase (sale) of noncontrolling interests	(18,208)		59,787
Cash contributions from noncontrolling interests	13,545		26,428
Changes in fair value of noncontrolling interests	(26,312)		18,880
Net Income	260,083	393,694
Other comprehensive income (loss), net of tax	(52,581)	101,905
Noncontrolling interests subject to put provisions ending balance	551,402		523,260
Put provisions exercisable	227,699
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	410,491
Dividends paid	(28,287)		(114,536)
Purchase (sale) of noncontrolling interests	4,797		134,643
Cash contributions from noncontrolling interests	1,925		16,565
Changes in fair value of noncontrolling interests	26,312		(18,880)
Net Income	23,897		94,718
Other comprehensive income (loss), net of tax	(502)		259
Noncontrolling interests subject to put provisions ending balance			$ 410,491